Significant Accounting Policies (Details) - Schedule of Translation of Amounts	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Balance sheet items, except for equity accounts [Member] | HKD [Member]
Balance sheet items, except for equity accounts:
June 30, 2024	7.81	7.84
Balance sheet items, except for equity accounts [Member] | USD [Member]
Balance sheet items, except for equity accounts:
June 30, 2024	1	1
Balance sheet items, except for equity accounts [Member] | RMB [Member]
Balance sheet items, except for equity accounts:
June 30, 2024	7.27	7.26
Balance sheet items, except for equity accounts [Member] | VND [Member]
Balance sheet items, except for equity accounts:
June 30, 2024	25,455	23,583
Statement of operations and cash flow [Member] | HKD [Member]
Balance sheet items, except for equity accounts:
June 30, 2024	7.82	7.84	7.8
Statement of operations and cash flow [Member] | USD [Member]
Balance sheet items, except for equity accounts:
June 30, 2024	1	1	1
Statement of operations and cash flow [Member] | RMB [Member]
Balance sheet items, except for equity accounts:
June 30, 2024	7.21	6.95	6.45
Statement of operations and cash flow [Member] | VND [Member]
Balance sheet items, except for equity accounts:
June 30, 2024	24,548	23,706	22,860